DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS - Significant Disposals (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 22, 2014	Sep. 30, 2014
Liabilities
Income before taxes	$ 10,000,000	$ (242,000,000)	$ (109,000,000)
Pre-tax gain on sale	0	268,000,000	(1,000,000)
Japan Retail Business
Assets
Cash and deposits with banks	151,000,000
Loans, net	544,000,000
Allowance	2,000,000
Goodwill	51,000,000
Other assets, advances to/from subs	19,854,000,000
Other assets	66,000,000
Total assets	20,666,000,000
Liabilities
Deposits	20,605,000,000
Other liabilities	61,000,000
Total liabilities	20,666,000,000
Income before taxes	(5,000,000)	31,000,000	(4,000,000)
Spain Consumer Business
Assets
Loans, net				1,700,000,000
Liabilities
Deposits				2,200,000,000
Assets under management				3,400,000,000
Income before taxes	373,000,000	59,000,000	6,000,000
Number of branches				45
Number of ATMs				48
Number of employees				938
Pre-tax gain on sale				243,000,000
After tax gain on sale of discontinued operations				131,000,000
Greece Consumer Business
Assets
Loans, net					353,000,000
Liabilities
Deposits					1,200,000,000
Assets under management					1,100,000,000
Income before taxes	133,000,000	(113,000,000)	(258,000,000)
Number of branches					20
Number of ATMs					85
Number of employees					719
Pre-tax gain on sale					209,000,000
After tax gain on sale of discontinued operations					$ 91,000,000